VESSELS UNDER FINANCE LEASE, NET (Summary) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Finance lease, right-of-use asset, before accumulated depreciation, beginning balance	$ 777,939
Finance Lease, right-of-use asset, accumulated depreciation, beginning balance	80,559
Finance lease, right-of-use asset, after accumulated amortization, beginning balance	697,380
Depreciation	(60,392)	$ (55,298)
Finance lease, right-of-use asset, before accumulated depreciation, ending balance	777,939
Finance Lease, right-of-use asset, accumulated depreciation, ending balance	101,043
Finance lease, right-of-use asset, after accumulated amortization, ending balance	676,896
Vessels Under Finance Lease, Cost
Property, Plant and Equipment [Line Items]
Depreciation	0
Vessels Under Finance Lease, Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Depreciation	(20,484)
Vessels Under Finance Lease, Net
Property, Plant and Equipment [Line Items]
Depreciation	$ (20,484)